Document and Entity Information Document CAD in Thousands	12 Months Ended
Dec. 31, 2016 CAD shares
Document And Entity Information [Abstract]
Document Type	40-F
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Entity Registrant Name	TransAlta Corporation
Entity Central Index Key	0001144800
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Entity Voluntary Filers	No
Entity Well-Known Seasoned Issuer	No
Entity Common Shares Outstanding | shares	287,903,467
Entity Public Float | CAD	CAD 0